Statement of Cash Flows - Disclosure Of Detailed Information About Due From Financial Institutions Explanatory (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Due From Financial Institutions [Line Items]
Due from financial institutions	₩ 16,164,813	₩ 16,427,908
The Bank of Korea | Due from financial institutions in Korean won
Disclosure Of Detailed Information About Due From Financial Institutions [Line Items]
Due from financial institutions	15,117,033	15,169,703
Korea Development Bank and Others
Disclosure Of Detailed Information About Due From Financial Institutions [Line Items]
Due from financial institutions	37,914	39,358
Bank Indonesia and Others | Due from financial institutions in foreign currencies
Disclosure Of Detailed Information About Due From Financial Institutions [Line Items]
Due from financial institutions	₩ 1,009,866	₩ 1,218,847